Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Values in Use for CGU Impairment or Reversal (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ 126,584,775	$ 274,517,820
Pemex Exploration and Production
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	687,207,309	1,205,870,906
Pemex Exploration and Production | Ku-Maloob-Zaap
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	382,346,824	675,642,095
Pemex Exploration and Production | Cuenca de Veracruz
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	112,746,991	132,777,887
Pemex Exploration and Production | Aceite Terciario del Golfo
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	38,851,215	78,617,964
Pemex Exploration and Production | Chuc
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	32,185,078	73,209,192
Pemex Exploration and Production | Tsimin Xux
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	22,596,087	25,080,469
Pemex Exploration and Production | Ogarrio Magallanes
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	20,461,533	19,056,945
Pemex Exploration and Production | Antonio J. Bermúdez
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	18,148,106	22,211,983
Pemex Exploration and Production | Crudo Ligero Marino
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	15,773,442	29,084,553
Pemex Exploration and Production | Cactus Sitio Grande
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	15,564,093	33,414,483
Pemex Exploration and Production | Bellota Chinchorro
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	12,106,927	0
Pemex Exploration and Production | Ixtal - Manik
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,340,278	19,693,120
Pemex Exploration and Production | Burgos
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	6,243,845	10,303,986
Pemex Exploration and Production | Poza Rica
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	5,230,881	6,767,035
Pemex Exploration and Production | Arenque
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	4,176,873	5,931,445
Pemex Exploration and Production | Ébano (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	3,932,240	0
Pemex Exploration and Production | Tamaulipas Constituciones
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,795,536	6,242,425
Pemex Exploration and Production | Lakach
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	2,705,851	0
Pemex Exploration and Production | Cantarell
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(9,361,449)	67,092,681
Pemex Exploration and Production | Santuario El Golpe
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(2,850,630)	0
Pemex Exploration and Production | Cárdenas Mora (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(1,763,936)	0
Pemex Exploration and Production | Misión (CEE)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	(767,344)	0
Pemex Exploration and Production | Cuenca de Macuspana
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total	$ (255,132)	$ 744,643